Pension and Other Benefit Programs (Benefit Obligation, Benefits Paid During the Period, Accrued Benefit Cost) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic post-retirement benefit costs		$ 2,000,000	$ 3,000,000
Discount rate		4.10%	3.80%
Actuarial Determined Benefit Obligation
Interest cost		$ 8,000,000	$ 8,000,000
Actuarial gain		(12,000,000)	35,000,000
Defined Benefit Plan, Contributions by Plan Participants		3,000,000	3,000,000
Other current liabilities		(12,000,000)	(12,000,000)
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic post-retirement benefit costs	$ 1,000,000	8,000,000	9,000,000
Actuarial Determined Benefit Obligation
Benefit obligation at the end of year		224,000,000	239,000,000
Benefits paid		(14,000,000)	(16,000,000)
Accrued employee benefits		$ (212,000,000)	$ (227,000,000)